Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2017	Mar. 22, 2017	Dec. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Virtus Westchester Credit Event Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV
Account Value	[1],[2]	$ 14,170.70242	$ 13,263.87513	$ 12,143.95941	$ 12,820.86253	$ 11,952.32541	$ 10,296.40997	$ 9,144.516295	$ 9,450
Virtus Westchester Credit Event Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV
Account Value	[3]	$ 152,473.456	142,364.282	129,936.61	136,584.039	126,967.9742	109,560.2329	97,069.1605	100,000
Virtus Westchester Event-Driven Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV
Account Value	[2],[4]	$ 12,974.20655	12,594.33479	11,921.08929	12,304.14277	12,114.20572	11,396.59184	10,292.21401	9,806.426863	$ 9,450
Virtus Westchester Event-Driven Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV
Account Value	[3]	$ 142,122.0145	137,637.9188	130,018.4077	133,755.1411	131,449.662	123,373.1604	111,021.864	105,467.4615		$ 100,714.8656	$ 97,918.88718	$ 100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,697.13795	10,565.04929	10,011.52813	11,508.84313	11,689.09498	10,872.90566	10,001.13657	10,000	10,000	103,211.9946	100,549.9555	100,000
ICE BofA U.S. Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Account Value		$ 11,768.29942	$ 11,181.12983	$ 10,647.17977	$ 10,494.43222	$ 10,489.27569	$ 10,419.77007	$ 10,187.45034	$ 10,000	$ 10,000	$ 100,380.308	$ 100,053.0469	$ 100,000

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.